Trade receivables	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Trade receivables
19.
Trade receivables

	December 31,
	2022	2021
	£000s	£000s
Trade receivables	915	331

The Directors consider that the carrying amount of trade receivables approximates to their fair value.

No interest is charged on outstanding receivables. There were no overdue trade receivables balances.

The Group has applied an expected credit loss model to the balance and determined that £nil (2021: £nil) provision is required.